Employee benefits - Balance sheet location and funded status (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Other employee-related benefits	$ 1	$ 22
Pension and other employee benefits	84	144
Amounts reported as Non-current assets held for sale	1	1
Current liabilities.
Other employee-related benefits, Current	(10)	(17)
Pension and other employee benefits, Current	(40)	(47)
Amounts reported as Current liabilities held for sale	(4)	(7)
Non-current liabilities
Other employee-related benefits, Noncurrent	(246)	(245)
Pension and other employee benefits, Noncurrent	(2,096)	(1,882)
Amounts reported as Non-current liabilities held for sale	(266)	(291)
Funded status, difference of benefit obligation and plan assets
ABO	11,249	11,683
Switzerland | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	3,482	3,557
ABO	3,482	3,557
Fair value of plan assets	3,344	3,461
Switzerland | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	3,482	3,557
ABO	3,482	3,557
Fair value of plan assets	3,344	3,461
International | PBO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	6,897	7,477
ABO	6,743	7,235
Fair value of plan assets	5,275	6,038
International | ABO exceeds fair value of plan assets
Funded status, difference of benefit obligation and plan assets
PBO	6,872	5,864
ABO	6,724	5,725
Fair value of plan assets	5,254	4,453
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	83	122
Underfunded plans-Current	(19)	(18)
Underfunded plans-Noncurrent	(1,741)	(1,517)
Non-current assets
Overfunded plans	83	122
Current liabilities.
Underfunded plans-Current	(19)	(18)
Non-current liabilities
Underfunded plans-Noncurrent	(1,741)	(1,517)
Funded status, difference of benefit obligation and plan assets
Fair value of plan assets	9,745	10,534
Defined pension benefits | Switzerland
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	24	60
Underfunded plans-Noncurrent	(138)	(95)
Funded status-underfunded	(114)	(35)
Amounts reported as assets and liabilities held for sale	(93)	(133)
Non-current assets
Overfunded plans	24	60
Non-current liabilities
Underfunded plans-Noncurrent	(138)	(95)
Funded status, difference of benefit obligation and plan assets
PBO	3,993	4,055	$ 3,708
Fair value of plan assets	3,879	4,020	3,682
Defined pension benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	59	62
Underfunded plans-Current	(19)	(18)
Underfunded plans-Noncurrent	(1,603)	(1,422)
Funded status-underfunded	(1,563)	(1,378)
Amounts reported as assets and liabilities held for sale	(120)	(106)
Non-current assets
Overfunded plans	59	62
Current liabilities.
Underfunded plans-Current	(19)	(18)
Non-current liabilities
Underfunded plans-Noncurrent	(1,603)	(1,422)
Funded status, difference of benefit obligation and plan assets
PBO	7,429	7,892	7,188
Fair value of plan assets	5,866	6,514	5,811
Other postretirement benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(11)	(12)
Underfunded plans-Noncurrent	(109)	(120)
Current liabilities.
Underfunded plans-Current	(11)	(12)
Non-current liabilities
Underfunded plans-Noncurrent	(109)	(120)
Other postretirement benefits | International
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	(11)	(12)
Underfunded plans-Noncurrent	(109)	(120)
Funded status-underfunded	(120)	(132)
Current liabilities.
Underfunded plans-Current	(11)	(12)
Non-current liabilities
Underfunded plans-Noncurrent	(109)	(120)
Funded status, difference of benefit obligation and plan assets
PBO	$ 120	$ 132	$ 147